Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Foreign currency translation gain (loss), tax	$ 2.9	$ 2.3	$ 0.0
Unrealized (loss) gain on hedging activity, tax	(13.3)	2.9	(3.0)
Defined benefit pension gain (loss), tax	8.5	(10.8)	(0.5)
SB/RH Holdings, LLC [Member]
Foreign currency translation gain (loss), tax	2.9	2.3	0.0
Unrealized (loss) gain on hedging activity, tax	(13.3)	2.9	(3.0)
Defined benefit pension gain (loss), tax	$ 8.5	$ (10.8)	$ (0.5)